Subsequent Events (Details) ₪ in Thousands, $ in Thousands, € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2021 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Aug. 10, 2022 EUR (€)	Oct. 19, 2021
Subsequent Events (Details) [Line Items]
EIB loan					€ 24
Reduction of principal	₪ 3,500	$ 900
Capital raises percentage		10.00%
Description of royalties	●When the company sales exceed €5 million, 3% of the topline revenues will be paid to the EIB as royalties until the EIB receives (from the Loan repayment, inter alia the interest and the royalties) the higher of (i) a total of 2.8 times the original €24 million principal (as provided in the original Loan agreement) and (ii) 20% IRR on the principal.
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Loan maturity			€ 4	€ 20
Annual rate						7.00%